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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



January 5, 2004

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust I (the "Trust") (File Nos. 33-7638 and 811-4777) on Behalf of MFS(R) Cash Reserve Fund, MFS(R) Core Growth Fund, MFS(R) Japan Equity Fund, MFS(R) Managed Sectors Fund, MFS(R) New Discovery Fund, MFS(R) Research Growth and Income Fund, MFS(R) Research International Fund, MFS(R) Strategic Growth Fund, MFS(R) Technology Fund and MFS(R) Value Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 43 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 29, 2003.

     Please call the undersigned or Laura Nest at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Counsel

CRB/bjn